Segmental analysis - Adjusted profit before tax and balance sheet data (Details) £ in Millions		12 Months Ended
		Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)		Dec. 31, 2021 GBP (£)
Operating Segments [Line Items]
Revenue and other operating income	[1]	£ 7,506	£ 4,304	[2]	£ 6,120	[2]
Net interest income		2,151	1,904	[2]	1,754	[2]
Change in expected credit losses and other credit impairment charges		(169)	(222)	[2]	174	[2]
Net operating income		7,337	4,082	[2]	6,294	[2]
Total operating expenses		(5,142)	(5,251)	[2]	(5,462)	[2]
Operating profit/ (loss)		2,195	(1,169)	[2]	832	[2]
Share of (loss)/profit in associates and joint ventures		(43)	(30)	[2],[3]	191	[2],[3]
Profit/(loss) before tax		2,152	(1,199)	[2],[3]	1,023	[2],[3]
Amounts recognised in profit or loss		(1,184)	1,106	[2]	0	[2]
Operating segments
Operating Segments [Line Items]
Revenue and other operating income		7,506	4,304		6,120
Net interest income		2,151	1,904		1,754
Change in expected credit losses and other credit impairment charges		(169)	(222)		174
Net operating income		7,337	4,082		6,294
Total operating expenses		(5,142)	(5,251)		(5,462)
Operating profit/ (loss)		2,195	(1,169)		832
Share of (loss)/profit in associates and joint ventures		(43)	(30)		191
Profit/(loss) before tax		£ 2,152	£ (1,199)		£ 1,023
Cost efficiency ratio		0.685	1.220		0.892
Operating segments | MSS
Operating Segments [Line Items]
Revenue and other operating income		£ 1,996	£ 2,446		£ 2,042
Net interest income		212	(54)		(232)
Change in expected credit losses and other credit impairment charges		(9)	(1)		1
Net operating income		1,987	2,445		2,043
Total operating expenses		(2,131)	(1,936)		(2,055)
Operating profit/ (loss)		(144)	509		(12)
Share of (loss)/profit in associates and joint ventures		0	0		0
Profit/(loss) before tax		£ (144)	£ 509		£ (12)
Cost efficiency ratio		1.068	0.791		1.006
Operating segments | GB
Operating Segments [Line Items]
Revenue and other operating income		£ 2,092	£ 1,571		£ 1,367
Net interest income		1,430	903		568
Change in expected credit losses and other credit impairment charges		(91)	(153)		140
Net operating income		2,001	1,418		1,507
Total operating expenses		(1,013)	(932)		(918)
Operating profit/ (loss)		988	486		589
Share of (loss)/profit in associates and joint ventures		0	0		0
Profit/(loss) before tax		£ 988	£ 486		£ 589
Cost efficiency ratio		0.484	0.593		0.672
Operating segments | GBM Other
Operating Segments [Line Items]
Revenue and other operating income		£ 13	£ (108)		£ 311
Net interest income		(13)	(16)		224
Change in expected credit losses and other credit impairment charges		3	(1)		5
Net operating income		16	(109)		316
Total operating expenses		(282)	(406)		(597)
Operating profit/ (loss)		(266)	(515)		(281)
Share of (loss)/profit in associates and joint ventures		0	(2)		0
Profit/(loss) before tax		(266)	(517)		£ (281)
Cost efficiency ratio					1.920
Operating segments | CMB
Operating Segments [Line Items]
Revenue and other operating income		1,746	1,433		£ 1,096
Net interest income		1,331	925		649
Change in expected credit losses and other credit impairment charges		(83)	(54)		7
Net operating income		1,663	1,379		1,103
Total operating expenses		(663)	(663)		(611)
Operating profit/ (loss)		1,000	716		492
Share of (loss)/profit in associates and joint ventures		0	0		0
Profit/(loss) before tax		£ 1,000	£ 716		£ 492
Cost efficiency ratio		0.380	0.463		0.557
Operating segments | WPB
Operating Segments [Line Items]
Revenue and other operating income		£ 1,339	£ (432)		£ 1,277
Net interest income		946	710		567
Change in expected credit losses and other credit impairment charges		12	(7)		23
Net operating income		1,351	(439)		1,300
Total operating expenses		(894)	(834)		(981)
Operating profit/ (loss)		457	(1,273)		319
Share of (loss)/profit in associates and joint ventures		0	0		0
Profit/(loss) before tax		£ 457	(1,273)		£ 319
Cost efficiency ratio		0.668			0.768
Operating segments | Corporate Centre
Operating Segments [Line Items]
Revenue and other operating income		£ 320	(606)		£ 27
Net interest income		(1,755)	(564)		(22)
Change in expected credit losses and other credit impairment charges		(1)	(6)		(2)
Net operating income		319	(612)		25
Total operating expenses		(159)	(480)		(300)
Operating profit/ (loss)		160	(1,092)		(275)
Share of (loss)/profit in associates and joint ventures		(43)	(28)		191
Profit/(loss) before tax		117	(1,120)		(84)
Operating Segments Excluding Intersegment Elimination | Corporate1
Operating Segments [Line Items]
Amounts recognised in profit or loss		£ 62	£ 108		£ 127

[1]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as 'revenue'.
[2]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.
[3]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year 31 December 2021 is prepared on an IFRS 4 basis.